Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of registered capital
	December 31	December 31
	2022	2021
	Number of shares
Ordinary shares with par value of NIS 0.1	180,000,000	180,000,000

Disclosure of issued capital

	Share capital				Share premium
	As of December 31		As of December 31		As of December 31
	2022	2021	2022	2021	2022	2021
	Number of shares		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Fully paid-up ordinary shares
with par value of NIS 0.1	101,582,902	92,510,658	2,827	2,549	762,516	556,161

Disclosure of changes in fully paid-up share capital

Number of shares
Balance as of January 1, 2021	82,296,628

Issuance of shares (1)	9,364,140

Exercise of options by employees	849,890

Balance as of December 31, 2021	92,510,658

Issuance of shares (2-3)	8,813,621

Exercise of options by employees	258,623

Balance as of December 31, 2022	101,582,902